MML SERIES INVESTMENT FUND

MML Mid Cap Value Fund

Supplement dated May 12, 2015 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the third sentence of the first paragraph in the section titled Principal Investment Strategies (page 51 in the Prospectus):

The subadviser currently considers medium-size companies to include those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 3000® Index, excluding the largest 100 such companies (as of February 28, 2015, between $19 million and $45.83 billion).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-15-01

MCV 15-01

MML SERIES INVESTMENT FUND

Supplement dated May 12, 2015 to the

Statement of Additional Information dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information replaces similar information for Nabil N. El-Hage found on page B-49 in the section titled Management of MML Trust:

Nabil N. El-Hage	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082
Age: 56
Trustee since 2012
Trustee of 89 portfolios in fund complex

Chairman (since 2011), Academy of Executive Education, LLC; Consultant (2010-2011); Senior Associate Dean for External Relations (2009-2010), Thomas Henry Carroll Ford Foundation Adjunct Professor of Business Administration (2009-2010), Professor of Management Practice (2005-2009), Harvard Business School; Director (2011-2015), Argo Group International Holdings, Ltd.; Director (2007-2010), Virtual Radiologic Corporation; Trustee (since 2005), Chairman (2006-2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2003), Chairman (2006-2012), MassMutual Premier Funds (open-end investment company); Trustee (since 2012), MassMutual Select Funds (open-end investment company).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-15-01

MML SERIES INVESTMENT FUND

Supplement dated May 12, 2015 to the

Statement of Additional Information dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information replaces similar information for Nabil N. El-Hage found on page B-54 in the section titled Management of MML Trust:

Nabil N. El-Hage	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082
Age: 56
Trustee since 2012
Trustee of 89 portfolios in fund complex

Chairman (since 2011), Academy of Executive Education, LLC; Consultant (2010-2011); Senior Associate Dean for External Relations (2009-2010), Thomas Henry Carroll Ford Foundation Adjunct Professor of Business Administration (2009-2010), Professor of Management Practice (2005-2009), Harvard Business School; Director (2011-2015), Argo Group International Holdings, Ltd.; Director (2007-2010), Virtual Radiologic Corporation; Trustee (since 2005), Chairman (2006-2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2003), Chairman (2006-2012), MassMutual Premier Funds (open-end investment company); Trustee (since 2012), MassMutual Select Funds (open-end investment company).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8086-15-01